As filed with the U.S. Securities and Exchange Commission
on March 11, 2019
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 567 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 570 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on March 19, 2019 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 567 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 559, which was filed with the Securities and Exchange Commission on December 20, 2018. This Post-Effective Amendment No. 567 is filed solely for the purpose of designating March 19, 2019 as the new effective date of Post-Effective Amendment No. 559, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 566 on March 4, 2019. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 567 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 11th day of March, 2019.

Global X Funds

By: /s/ Luis Berruga
Luis Berruga

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Luis Berruga	Trustee, President	March 11, 2019
Luis Berruga

/s/ Chang Kim	Treasurer	March 11, 2019
Chang Kim

*	Trustee	March 11, 2019
Charles A. Baker

*	Trustee	March 11, 2019
Sanjay Ram Bharwani

*	Trustee	March 11, 2019
Clifford J. Weber

*/s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney